UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2008
Check here if Amendment []; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Gryphon International Investment Corporation
Address:	20 Bay Street, Suite 1905
		Toronto, Ontario, CANADA M5J 2N8

13 File Number: 028-11817
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name: Lawrence V. McManus
Title: President and Chief Compliance Officer
Phone: 416.364.2299
Signature, Place and Date of Signing
Lawrence V. McManus  Toronto, Ontario, Canada  February 6, 2009
	[Signature]	[City, State]		 [Date]

Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[] 13F NOTICE.
[] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:0

Form 13F Information Table Entry Total:46 Data Records

Form 13F Information Table Value Total:$147,258
FORM 13F INFORMATION TABLE









VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE x($1000)
SHARES/PRN AMT
SH/ PRN
PUT/CALL
INVSTMT DISCRETN
OTHER MGRS
SOLE
SHARED
NONE
Aflac Inc
Common
009735852
$3,507
76,505
SH

SOLE
NONE
76,505
0
0
Aflac Inc
Common
009735852
$1,124
24,520
SH

DEFINED

0
24,520
0
Allstate Corp
Common
009724478
$282
8,600
SH

SOLE
NONE
8,600
0
0
Allstate Corp
Common
009724478
$182
5,570
SH

DEFINED

0
5,570
0
American Express
Common
009988572
$3,491
188,195
SH

SOLE
NONE
188,195
0
0
American Express
Common
009988572
$1,077
58,035
SH

DEFINED

0
58,035
0
Apache Corp Com
Common
009735828
$3
40
SH

DEFINED

0
40
0
Boston Scientific Corp
Common
009775641
$3,791
489,745
SH

SOLE
NONE
489,745
0
0
Boston Scientific Corp
Common
009775641
$1,224
158,075
SH

DEFINED

0
158,075
0
Bunge Limited
Common
013317810
$7,112
137,379
SH

SOLE
NONE
137,379
0
0
Bunge Limited
Common
013317810
$2,089
40,345
SH

DEFINED

0
40,345
0
Clarcor Inc
Common
019217981
$6,645
200,263
SH

SOLE
NONE
200,263
0
0
Clarcor Inc
Common
019217981
$2,037
61,390
SH

DEFINED

0
61,390
0
Covidien Ltd.
Common
030852800
$181
5,000
SH

DEFINED

0
5,000
0
Danaher Corp
Common
009962131
$7,057
124,655
SH

SOLE
NONE
124,655
0
0
Danaher Corp
Common
009962131
$2,106
37,195
SH

DEFINED

0
37,195
0
Dover Corp
Common
009974121
$5,067
153,925
SH

SOLE
NONE
153,925
0
0
Dover Corp
Common
009974121
$1,590
48,285
SH

DEFINED

0
48,285
0
FedEx Corporation
Common
010731569
$4,949
77,155
SH

SOLE
NONE
77,155
0
0
FedEx Corporation
Common
010731569
$1,635
25,482
SH

DEFINED

0
25,482
0
Fiserv Inc
Common
010808065
$5,401
148,500
SH

SOLE
NONE
148,500
0
0
Fiserv Inc
Common
010808065
$1,650
45,370
SH

DEFINED

0
45,370
0
Honeywell International
Common
010534801
$6,012
183,110
SH

SOLE
NONE
183,110
0
0
Honeywell International
Common
010534801
$1,718
52,315
SH

DEFINED

0
52,315
0
Insituform Technologies A
Common
010065810
$3,550
180,300
SH

SOLE
NONE
180,300
0
0
Insituform Technologies A
Common
010065810
$986
50,100
SH

DEFINED

0
50,100
0
JP Morgan Chase & Co.
Common
012271654
$4,842
153,560
SH

SOLE
NONE
153,560
0
0
JP Morgan Chase & Co.
Common
012271654
$1,435
45,525
SH

DEFINED

0
45,525
0
J.M. Smucker Co
Common
014882707
$4,135
95,366
SH

SOLE
NONE
95,366
0
0
J.M. Smucker Co
Common
014882707
$1,284
29,610
SH

DEFINED

0
29,610
0
Johnson & Johnson
Common
009722513
$8,162
136,425
SH

SOLE
NONE
136,425
0
0
Johnson & Johnson
Common
009722513
$2,506
41,885
SH

DEFINED

0
41,885
0
MEMC Electronic Materials
Common
009708073
$4,013
281,000
SH

SOLE
NONE
281,000
0
0
MEMC Electronic Materials
Common
009708073
$1,245
87,160
SH

DEFINED

0
87,160
0
PerkinElmer Inc
Common
010702658
$4,109
295,385
SH

SOLE
NONE
295,385
0
0
PerkinElmer Inc
Common
010702658
$1,246
89,605
SH

DEFINED

0
89,605
0
Praxair Inc.
Common
009967419
$5,255
88,523
SH

SOLE
NONE
88,523
0
0
Praxair Inc.
Common
009967419
$1,688
28,432
SH

DEFINED

0
28,432
0
Resmed
Common
011540066
$6,430
171,570
SH

SOLE
NONE
171,570
0
0
Resmed
Common
011540066
$1,913
51,030
SH

DEFINED

0
51,030
0
Thermo Fisher Scientific
Common
009729917
$6,949
203,970
SH

SOLE
NONE
203,970
0
0
Thermo Fisher Scientific
Common
009729917
$1,762
51,715
SH

DEFINED

0
51,715
0
TJX Companies
Common
009961968
$5,726
278,355
SH

SOLE
NONE
278,355
0
0
TJX Companies
Common
009961968
$1,784
86,730
SH

DEFINED

0
86,730
0
Wabtec Corp
Common
011540104
$6,388
160,695
SH

SOLE
NONE
160,695
0
0
Wabtec Corp
Common
011540104
$1,924
48,400
SH

DEFINED

0
48,400
0
S REPORT SUMMARY
46 DATA RECORDS



0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED